UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-21949

DWS High Income Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2013 (Unaudited)

DWS High Income Opportunities Fund, Inc.
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 119.9%
Consumer Discretionary 22.5%
AMC Networks, Inc., 7.75%, 7/15/2021		165,000	185,625
AmeriGas Finance LLC:
6.75%, 5/20/2020		885,000	966,862
7.0%, 5/20/2022		680,000	737,800
APX Group, Inc.:
6.375%, 12/1/2019		375,000	380,625
144A, 8.75%, 12/1/2020		50,000	50,875
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		95,000	106,756
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		560,000	597,100
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		595,000	587,562
Avis Budget Car Rental LLC:
5.5%, 4/1/2023		365,000	353,594
8.25%, 1/15/2019		700,000	763,000
BC Mountain LLC, 144A, 7.0%, 2/1/2021		360,000	363,600
Block Communications, Inc., 144A, 7.25%, 2/1/2020		715,000	757,900
Boyd Gaming Corp., 9.0%, 7/1/2020		275,000	301,125
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		695,000	668,937
9.0%, 2/15/2020		460,000	447,350
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		400,000	415,000
CCO Holdings LLC:
6.625%, 1/31/2022		840,000	865,200
7.0%, 1/15/2019		235,000	247,631
7.375%, 6/1/2020		100,000	108,250
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		210,000	208,950
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		715,000	670,312
144A, 6.375%, 9/15/2020		2,070,000	2,121,750
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		130,000	130,325
Clear Channel Communications, Inc., 11.25%, 3/1/2021		495,000	532,125
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		445,000	451,119
Series B, 6.5%, 11/15/2022		665,000	679,131
Series A, 7.625%, 3/15/2020		105,000	109,200
Series B, 7.625%, 3/15/2020		1,065,000	1,119,581
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		40,000	38,600
Crown Media Holdings, Inc., 10.5%, 7/15/2019		275,000	312,125
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		350,000	369,250
Delphi Corp., 5.0%, 2/15/2023		490,000	504,087
DISH DBS Corp.:
4.25%, 4/1/2018		530,000	540,600
5.0%, 3/15/2023		685,000	638,762
6.75%, 6/1/2021		145,000	153,700
General Motors Co., 144A, 3.5%, 10/2/2018		3,750,000	3,834,375
GLP Capital LP, 144A, 4.375%, 11/1/2018		175,000	178,938
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		370,000	293,225
Harron Communications LP, 144A, 9.125%, 4/1/2020		755,000	836,162
Hertz Corp.:
4.25%, 4/1/2018		575,000	589,375
6.75%, 4/15/2019		450,000	484,875
7.5%, 10/15/2018		6,000,000	6,472,500
Hertz Holdings Netherlands BV, 144A, 4.375%, 1/15/2019	EUR	1,175,000	1,618,467
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		285,000	298,538
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		680,000	711,450
Libbey Glass, Inc., 6.875%, 5/15/2020		216,000	233,280
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		675,000	732,375
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		430,000	449,888
Mediacom Broadband LLC, 6.375%, 4/1/2023		800,000	818,000
Mediacom LLC, 7.25%, 2/15/2022		200,000	212,000
MGM Resorts International:
6.625%, 12/15/2021		1,100,000	1,163,250
6.75%, 10/1/2020		160,000	171,200
7.5%, 6/1/2016		550,000	616,000
7.625%, 1/15/2017		385,000	437,938
8.625%, 2/1/2019		1,585,000	1,858,412
10.0%, 11/1/2016		445,000	534,000
Midcontinent Communications & Midcontinent Finance Corp., 144A, 6.25%, 8/1/2021		380,000	382,850
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		670,000	718,575
PNK Finance Corp., 144A, 6.375%, 8/1/2021		480,000	490,800
Quebecor Media, Inc., 5.75%, 1/15/2023		375,000	362,813
Regal Entertainment Group, 9.125%, 8/15/2018		204,000	221,340
Rent-A-Center, Inc., 4.75%, 5/1/2021		285,000	267,544
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		755,000	856,925
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		235,000	230,888
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		210,000	228,375
Sirius XM Holdings, Inc., 144A, 5.875%, 10/1/2020		405,000	413,100
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021		565,000	569,944
Starz LLC, 5.0%, 9/15/2019		295,000	301,638
Stoneridge, Inc., 144A, 9.5%, 10/15/2017		5,100,000	5,533,500
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		455,000	442,488
UCI International, Inc., 8.625%, 2/15/2019		235,000	235,000
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		1,630,000	1,581,100
144A, 7.5%, 3/15/2019		825,000	897,187
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	1,595,000	2,430,121
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		110,000	117,563
144A, 8.5%, 5/15/2021		135,000	148,500
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		375,000	423,750
Visant Corp., 10.0%, 10/1/2017		1,220,000	1,183,400
Visteon Corp., 6.75%, 4/15/2019		291,000	309,188

			58,375,246
Consumer Staples 2.5%
B&G Foods, Inc., 4.625%, 6/1/2021		470,000	451,200
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023		345,000	351,900
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		335,000	362,638
Del Monte Corp., 7.625%, 2/15/2019		810,000	841,387
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		215,000	224,675
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		1,015,000	1,055,600
144A, 8.25%, 2/1/2020		295,000	320,075
Pilgrim's Pride Corp., 7.875%, 12/15/2018		265,000	288,850
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		745,000	759,900
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		415,000	423,300
Smithfield Foods, Inc., 6.625%, 8/15/2022		370,000	392,200
Sun Products Corp., 144A, 7.75%, 3/15/2021		635,000	558,800
U.S. Foods, Inc., 8.5%, 6/30/2019		385,000	421,575

			6,452,100
Energy 15.7%
Access Midstream Partners LP:
4.875%, 5/15/2023		660,000	636,900
6.125%, 7/15/2022		615,000	658,050
Antero Resources Finance Corp.:
144A, 5.375%, 11/1/2021		400,000	404,000
7.25%, 8/1/2019		351,000	377,325
Arch Coal, Inc., 7.0%, 6/15/2019		220,000	174,900
Berry Petroleum Co.:
6.375%, 9/15/2022		360,000	366,300
6.75%, 11/1/2020		615,000	638,062
BreitBurn Energy Partners LP, 7.875%, 4/15/2022		1,290,000	1,341,600
Chaparral Energy, Inc.:
7.625%, 11/15/2022		450,000	481,500
9.875%, 10/1/2020		1,750,000	1,977,500
Chesapeake Energy Corp., 3.25%, 3/15/2016		905,000	914,050
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019		400,000	419,000
Crestwood Midstream Partners LP:
144A, 6.125%, 3/1/2022		300,000	307,500
7.75%, 4/1/2019		610,000	661,850
Crosstex Energy LP, 7.125%, 6/1/2022		195,000	221,813
Denbury Resources, Inc., 4.625%, 7/15/2023		315,000	284,288
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		780,000	830,700
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		575,000	580,750
EP Energy LLC:
6.875%, 5/1/2019		635,000	683,419
7.75%, 9/1/2022		165,000	184,800
9.375%, 5/1/2020		145,000	167,294
EPE Holdings LLC, 144A, 8.875%, 12/15/2017 (PIK)		860,446	884,108
EV Energy Partners LP, 8.0%, 4/15/2019		1,595,000	1,602,975
Frontier Oil Corp., 6.875%, 11/15/2018		630,000	679,612
Halcon Resources Corp.:
8.875%, 5/15/2021		990,000	999,900
9.75%, 7/15/2020		295,000	307,538
144A, 9.75%, 7/15/2020		415,000	432,119
Holly Energy Partners LP, 6.5%, 3/1/2020		205,000	214,225
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021		735,000	733,162
Linn Energy LLC:
6.5%, 5/15/2019		2,325,000	2,371,500
144A, 7.0%, 11/1/2019		815,000	823,150
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		435,000	457,838
144A, 7.0%, 3/31/2024		1,000,000	1,012,500
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021		1,395,000	1,457,775
10.75%, 10/1/2020		885,000	962,437
Murphy Oil U.S.A., Inc., 144A, 6.0%, 8/15/2023		575,000	577,875
Murray Energy Corp., 144A, 8.625%, 6/15/2021		95,000	98,325
Newfield Exploration Co., 5.75%, 1/30/2022		390,000	401,700
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		1,105,000	1,157,487
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		300,000	321,000
144A, 6.875%, 3/15/2022		835,000	885,100
6.875%, 1/15/2023		225,000	239,625
7.25%, 2/1/2019		715,000	768,625
Offshore Group Investment Ltd.:
7.125%, 4/1/2023		730,000	744,600
7.5%, 11/1/2019		840,000	913,500
Pacific Drilling SA, 144A, 5.375%, 6/1/2020		470,000	472,350
QEP Resources, Inc., 5.25%, 5/1/2023		145,000	135,938
Sabine Pass Liquefaction LLC:
144A, 5.625%, 2/1/2021		1,240,000	1,212,100
144A, 5.625%, 4/15/2023		280,000	261,800
Sabine Pass LNG LP, 7.5%, 11/30/2016		565,000	638,450
SandRidge Energy, Inc., 7.5%, 3/15/2021		915,000	958,462
SESI LLC:
6.375%, 5/1/2019		440,000	469,700
7.125%, 12/15/2021		1,280,000	1,427,200
Swift Energy Co., 7.875%, 3/1/2022		480,000	475,200
Talos Production LLC, 144A, 9.75%, 2/15/2018		695,000	710,637
Tesoro Corp.:
4.25%, 10/1/2017		400,000	417,000
5.375%, 10/1/2022		280,000	283,500
Ultra Petroleum Corp., 144A, 5.75%, 12/15/2018		175,000	179,813
Venoco, Inc., 8.875%, 2/15/2019		560,000	551,600
Welltec AS, 144A, 8.0%, 2/1/2019		200,000	212,000
Whiting Petroleum Corp., 5.0%, 3/15/2019		520,000	531,700
WPX Energy, Inc., 5.25%, 1/15/2017		450,000	480,375

			40,776,102
Financials 10.2%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		1,300,000	1,407,250
Ally Financial, Inc.:
5.5%, 2/15/2017		700,000	757,750
6.25%, 12/1/2017		7,000,000	7,805,000
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		1,355,000	1,327,900
CIT Group, Inc., 5.25%, 3/15/2018		1,045,000	1,120,762
E*TRADE Financial Corp.:
6.0%, 11/15/2017		2,485,100	2,640,419
6.375%, 11/15/2019		1,284,000	1,378,695
6.75%, 6/1/2016		680,000	737,800
International Lease Finance Corp.:
2.193% *, 6/15/2016		1,245,000	1,251,225
3.875%, 4/15/2018		1,370,000	1,373,425
5.75%, 5/15/2016		205,000	219,606
6.25%, 5/15/2019		605,000	654,913
8.625%, 1/15/2022		565,000	667,690
8.75%, 3/15/2017		1,220,000	1,436,550
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		545,000	564,075
(REIT), 6.875%, 5/1/2021		550,000	588,500
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		305,000	320,250
144A, 5.875%, 3/15/2022		505,000	520,150
Societe Generale SA, 144A, 7.875%, 12/18/2023 (b)		1,555,000	1,565,885

			26,337,845
Health Care 7.2%
Aviv Healthcare Properties LP:
144A, 6.0%, 10/15/2021		205,000	208,588
7.75%, 2/15/2019		955,000	1,026,625
Biomet, Inc.:
6.5%, 8/1/2020		655,000	687,750
6.5%, 10/1/2020		185,000	190,550
Community Health Systems, Inc.:
5.125%, 8/15/2018		2,160,000	2,230,200
7.125%, 7/15/2020		1,230,000	1,276,125
Endo Finance Co., 144A, 5.75%, 1/15/2022		420,000	422,100
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		405,000	437,400
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		235,000	249,100
144A, 6.5%, 9/15/2018		210,000	237,300
HCA, Inc.:
5.875%, 3/15/2022		500,000	516,250
6.5%, 2/15/2020		2,155,000	2,367,806
7.5%, 2/15/2022		804,000	882,390
7.875%, 2/15/2020		2,110,000	2,265,612
Hologic, Inc., 6.25%, 8/1/2020		385,000	406,175
IMS Health, Inc., 144A, 6.0%, 11/1/2020		465,000	494,063
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		515,000	516,931
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		660,000	682,275
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		280,000	313,600
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		315,000	322,875
Tenet Healthcare Corp.:
4.375%, 10/1/2021		750,000	705,000
4.5%, 4/1/2021		90,000	85,275
6.25%, 11/1/2018		975,000	1,079,813
Valeant Pharmaceuticals International, 144A, 6.75%, 8/15/2018		915,000	1,005,356

			18,609,159
Industrials 13.8%
Accuride Corp., 9.5%, 8/1/2018		1,520,000	1,485,800
ADT Corp., 144A, 6.25%, 10/15/2021		300,000	315,000
Aguila 3 SA, 144A, 7.875%, 1/31/2018		920,000	975,200
Air Lease Corp.:
4.75%, 3/1/2020		535,000	555,731
5.625%, 4/1/2017		850,000	936,062
Alphabet Holding Co., Inc.:
7.75%, 11/1/2017 (PIK)		185,000	190,781
144A, 7.75%, 11/1/2017 (PIK)		520,000	536,250
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		500,000	525,000
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		765,400	792,189
BE Aerospace, Inc., 6.875%, 10/1/2020		6,910,000	7,583,725
Belden, Inc., 144A, 5.5%, 9/1/2022		660,000	646,800
Bombardier, Inc., 144A, 5.75%, 3/15/2022		425,000	421,813
Casella Waste Systems, Inc., 7.75%, 2/15/2019		820,000	840,500
Clean Harbors, Inc., 5.125%, 6/1/2021		475,000	479,750
CNH Capital LLC, 144A, 3.25%, 2/1/2017		1,615,000	1,643,262
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		520,000	542,100
Darling Escrow Corp., 144A, 5.375%, 1/15/2022 (c)		415,000	418,113
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		270,000	263,250
Ducommun, Inc., 9.75%, 7/15/2018		705,000	784,313
DynCorp International, Inc., 10.375%, 7/1/2017		1,500,000	1,533,750
Florida East Coast Railway Corp., 8.125%, 2/1/2017		435,000	454,031
FTI Consulting, Inc., 6.0%, 11/15/2022		375,000	379,688
Garda World Security Corp., 144A, 7.25%, 11/15/2021		540,000	544,050
GenCorp, Inc., 7.125%, 3/15/2021		1,340,000	1,433,800
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		535,000	577,800
7.125%, 3/15/2021		110,000	120,725
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		1,035,000	1,089,337
Meritor, Inc., 6.75%, 6/15/2021		375,000	382,500
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		1,545,000	1,552,725
8.125%, 2/15/2019		420,000	431,550
Navios South American Logistics, Inc., 9.25%, 4/15/2019		100,000	107,875
Ply Gem Industries, Inc., 9.375%, 4/15/2017		96,000	103,680
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		955,000	1,027,819
Titan International, Inc., 144A, 6.875%, 10/1/2020		1,200,000	1,251,000
TransDigm, Inc., 7.5%, 7/15/2021		680,000	731,000
United Rentals North America, Inc.:
5.75%, 7/15/2018		690,000	737,438
6.125%, 6/15/2023		45,000	45,675
7.375%, 5/15/2020		2,330,000	2,583,387
7.625%, 4/15/2022		565,000	627,856
Watco Companies LLC, 144A, 6.375%, 4/1/2023		275,000	272,250

			35,923,575
Information Technology 7.8%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		205,000	214,225
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,465,000	1,516,275
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		470,000	487,625
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		310,000	324,725
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		670,000	690,100
CDW LLC, 8.5%, 4/1/2019		3,210,000	3,547,050
CyrusOne LP, 6.375%, 11/15/2022		185,000	191,475
eAccess Ltd., 144A, 8.25%, 4/1/2018		315,000	344,138
EarthLink, Inc., 7.375%, 6/1/2020		470,000	468,825
Equinix, Inc.:
5.375%, 4/1/2023		1,275,000	1,246,312
7.0%, 7/15/2021		440,000	480,700
First Data Corp.:
144A, 6.75%, 11/1/2020		1,305,000	1,357,200
144A, 7.375%, 6/15/2019		475,000	507,062
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		510,000	516,375
Healthcare Technology Intermediate, Inc., 144A, 7.375%, 9/1/2018 (PIK)		145,000	150,800
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		1,250,000	1,353,125
7.625%, 6/15/2021		435,000	485,025
IAC/InterActiveCorp., 4.75%, 12/15/2022		355,000	331,038
Jabil Circuit, Inc., 5.625%, 12/15/2020		3,750,000	3,890,625
NCR Escrow Corp.:
144A, 5.875%, 12/15/2021		105,000	106,969
144A, 6.375%, 12/15/2023		260,000	265,525
NXP BV, 144A, 3.75%, 6/1/2018		640,000	644,800
Seagate HDD Cayman, 144A, 3.75%, 11/15/2018		1,060,000	1,071,925

			20,191,919
Materials 8.3%
APERAM:
144A, 7.375%, 4/1/2016		155,000	159,263
144A, 7.75%, 4/1/2018		210,000	215,250
Ashland, Inc., 3.875%, 4/15/2018		270,000	273,375
Berry Plastics Corp., 9.75%, 1/15/2021		1,290,000	1,493,175
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		595,935	621,262
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		375,000	398,438
Crown Americas LLC, 6.25%, 2/1/2021		105,000	113,925
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		3,055,000	2,886,975
144A, 9.875%, 6/15/2015		195,000	118,950
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		435,000	471,975
Exopack Holdings SA, 144A, 7.875%, 11/1/2019		500,000	510,000
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		220,000	239,800
FMG Resources August 2006 Pty Ltd.:
144A, 6.0%, 4/1/2017		605,000	642,812
144A, 6.875%, 4/1/2022		125,000	136,250
144A, 7.0%, 11/1/2015		327,000	339,263
144A, 8.25%, 11/1/2019		520,000	583,700
FQM Akubra, Inc.:
144A, 7.5%, 6/1/2021		1,035,000	1,081,575
144A, 8.75%, 6/1/2020		610,000	661,850
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		175,000	179,375
8.875%, 2/1/2018		1,240,000	1,288,050
Huntsman International LLC, 8.625%, 3/15/2020		585,000	647,156
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		555,000	477,300
Kaiser Aluminum Corp., 8.25%, 6/1/2020		490,000	553,700
KGHM International Ltd., 144A, 7.75%, 6/15/2019		1,180,000	1,244,900
Novelis, Inc., 8.75%, 12/15/2020		3,040,000	3,382,000
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		610,000	626,775
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		400,000	430,000
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		500,000	517,500
Polymer Group, Inc., 7.75%, 2/1/2019		590,000	629,087
PolyOne Corp., 5.25%, 3/15/2023		385,000	375,375
Rain CII Carbon LLC, 144A, 8.25%, 1/15/2021		285,000	290,700

			21,589,756
Telecommunication Services 26.7%
Altice Financing SA:
144A, 6.5%, 1/15/2022		320,000	323,200
144A, 7.875%, 12/15/2019		420,000	456,750
Altice Finco SA, 144A, 9.875%, 12/15/2020		420,000	472,500
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		180,000	183,150
Series W, 6.75%, 12/1/2023		825,000	835,312
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		570,000	617,025
8.75%, 3/15/2018		580,000	609,000
CPI International, Inc., 8.0%, 2/15/2018		500,000	522,500
Cricket Communications, Inc., 7.75%, 10/15/2020		3,515,000	4,007,100
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		2,204,000	2,283,895
144A, 10.5%, 4/15/2018		1,170,000	1,251,900
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	202,000
144A, 8.25%, 9/1/2017		835,000	868,400
Frontier Communications Corp.:
7.125%, 1/15/2023		2,450,000	2,419,375
7.625%, 4/15/2024		195,000	194,513
8.5%, 4/15/2020		1,900,000	2,128,000
8.75%, 4/15/2022		205,000	227,550
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023		855,000	813,319
7.25%, 10/15/2020		5,905,000	6,458,594
7.5%, 4/1/2021		2,375,000	2,618,437
8.5%, 11/1/2019		1,100,000	1,200,375
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		1,185,000	1,270,912
144A, 8.125%, 6/1/2023		185,000	198,413
Level 3 Communications, Inc., 8.875%, 6/1/2019		55,000	60,088
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021		305,000	308,050
7.0%, 6/1/2020		710,000	752,600
8.125%, 7/1/2019		375,000	410,625
8.625%, 7/15/2020		295,000	330,400
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		2,200,000	2,332,000
144A, 6.625%, 4/1/2023		470,000	485,275
7.875%, 9/1/2018		835,000	896,581
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		1,380,000	1,324,800
NII Capital Corp., 7.625%, 4/1/2021		290,000	118,900
Pacnet Ltd.:
144A, 9.0%, 12/12/2018		320,000	326,000
144A, 9.25%, 11/9/2015		401,000	418,544
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		200,000	225,000
SBA Communications Corp., 5.625%, 10/1/2019		370,000	381,100
Sprint Communications, Inc.:
6.0%, 12/1/2016		3,710,000	4,048,537
9.125%, 3/1/2017		295,000	346,625
Sprint Corp., 144A, 7.125%, 6/15/2024		515,000	522,725
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		205,000	208,587
6.464%, 4/28/2019		695,000	738,437
6.5%, 1/15/2024		205,000	207,563
Telesat Canada, 144A, 6.0%, 5/15/2017		4,185,000	4,352,400
tw telecom holdings, Inc.:
5.375%, 10/1/2022		520,000	510,900
144A, 5.375%, 10/1/2022		95,000	93,338
144A, 6.375%, 9/1/2023		480,000	499,200
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		2,710,000	2,879,375
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		740,000	802,900
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		540,000	573,750
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		375,000	399,375
144A, 7.25%, 2/15/2018		685,000	720,962
Windstream Corp.:
6.375%, 8/1/2023		450,000	420,750
7.5%, 4/1/2023		160,000	160,800
7.75%, 10/15/2020		160,000	169,800
7.75%, 10/1/2021		1,345,000	1,425,700
8.125%, 9/1/2018		10,500,000	11,287,500
Zayo Group LLC, 8.125%, 1/1/2020		285,000	312,075

			69,213,482
Utilities 5.2%
AES Corp.:
7.75%, 10/15/2015		1,085,000	1,198,925
8.0%, 10/15/2017		2,200,000	2,585,000
Calpine Corp., 144A, 7.875%, 7/31/2020		2,978,000	3,260,910
DPL, Inc., 6.5%, 10/15/2016		2,395,000	2,592,588
Enel SpA, 144A, 8.75% *, 9/24/2073		540,000	587,178
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		525,000	183,750
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		1,150,000	1,221,875
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		1,290,000	1,351,275
NRG Energy, Inc., 7.625%, 1/15/2018		380,000	433,200

			13,414,701

Total Corporate Bonds (Cost $298,178,813)			310,883,885
Loan Participations and Assignments 24.2%
Senior Loans *
Consumer Discretionary 8.5%
Air Distribution Technologies, Inc., First Lien Term Loan, 4.25%, 11/9/2018		688,063	692,793
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		1,102,224	1,102,637
Burger King Corp., Term Loan B, 3.75%, 9/28/2019		790,000	794,716
Caesars Entertainment Operating Co., Term Loan B6, 5.488%, 1/26/2018		476,638	456,505
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/12/2020		560,000	564,200
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		4,770,000	4,828,433
Hilton Worldwide Finance LLC, Term Loan B2, 3.75%, 10/26/2020		1,160,526	1,172,340
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		713,654	718,397
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		1,097,912	1,101,678
Term Loan B2, 4.25%, 8/7/2019		2,918,063	2,936,315
Polymer Group, Inc., Term Loan, 5.25%, 2/1/2019		1,240,000	1,246,200
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		1,586,025	1,577,112
Tomkins LLC, Term Loan B2, 3.75%, 9/29/2016		4,095,842	4,115,298
Univision Communications, Inc., Term Loan, 4.5%, 3/2/2020		741,883	746,579

			22,053,203
Consumer Staples 4.0%
Albertson's LLC:
Incremental Term Loan B2, 4.75%, 3/21/2019		755,000	758,775
Term Loan B1, 4.25%, 3/21/2016		870,086	875,523
Term Loan B2, 4.75%, 3/21/2019		567,689	571,709
Del Monte Foods Co.:
First Lien Term Loan, 4.75%, 11/6/2020		930,000	936,394
Term Loan, 4.0%, 3/8/2018		1,887,486	1,896,914
HJ Heinz Co., Term Loan B2, 3.5%, 6/5/2020		3,223,800	3,253,298
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		555,800	556,044
Weight Watchers International, Inc., Term Loan B1, 2.92%, 4/2/2016		1,546,106	1,504,554

			10,353,211
Energy 2.3%
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		1,440,000	1,472,299
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020		349,788	350,881
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		2,215,000	2,226,075
Tallgrass Operations LLC:
Term Loan B, 4.25%, 11/13/2018		552,500	556,815
Term Loan, 5.25%, 11/13/2018		1,183,139	1,192,380

			5,798,450
Health Care 1.7%
Par Pharmaceutical Companies, Inc., Term Loan B, 4.25%, 9/30/2019		1,273,907	1,283,462
Valeant Pharmaceuticals International, Inc.:
Series C2, Term Loan B, 3.75%, 12/11/2019		784,045	790,823
Series D2, Term Loan B, 3.75%, 2/13/2019		2,292,588	2,311,376

			4,385,661
Industrials 1.1%
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		819,625	827,821
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		2,096,015	2,116,975

			2,944,796
Information Technology 2.8%
First Data Corp.:
Term Loan, 4.164%, 3/24/2017		3,320,000	3,331,006
Term Loan B, 4.164%, 3/23/2018		3,987,082	4,000,079

			7,331,085
Materials 0.8%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 4.75%, 2/1/2020		2,153,684	2,172,421
Telecommunication Services 2.3%
Crown Castle International Corp., Term Loan, 3.25%, 1/31/2019		4,836,857	4,853,738
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		74,438	74,961
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		1,110,102	1,116,807

			6,045,506
Utilities 0.7%
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		1,663,866	1,662,269

Total Loan Participations and Assignments (Cost $62,105,340)			62,746,602

		Shares	Value ($)
Preferred Stock 0.3%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $722,594)		770	739,272
Cash Equivalents 0.6%
Central Cash Management Fund, 0.05% (d) (Cost $1,454,396)		1,454,396	1,454,396

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $362,461,143) †		145.0	375,824,155
Notes Payable		(44.6)	(115,500,000)
Other Assets and Liabilities, Net		(0.4)	(1,099,268)

Net Assets		100.0	259,224,887

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2013.

†
The cost for federal income tax purposes was $362,450,924.  At December 31, 2013, net unrealized appreciation for all securities based on tax cost was $13,373,231.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,228,520 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,855,289.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(c)	When-issued security.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust

The Fund can invest in certain Senior Loan agreements that include the obligation to make additional loans in certain circumstances. The Fund reserves against such contingent obligations by segregating cash, liquid securities and liquid Senior Loans. At December 31, 2013, the Fund had an unfunded loan commitment of $555,000, which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Depreciation ($)

Tallgrass Operations LLC, Term Delay Draw, 11/13/2017	555,000	553,612	(1,388)

At December 31, 2013, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (e)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (f)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)

12/20/2011 3/20/2017	705,0001	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	85,002	19,116	65,886
6/20/2013 9/20/2018	530,0001	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	72,936	44,681	28,255
9/20/2012 12/20/2017	910,0002	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	133,822	53,685	80,137
6/20/2013 9/20/2018	1,240,0003	5.0%	HCA, Inc., 8.0%, 10/1/2018, B-	162,553	93,533	69,020
6/20/2013 9/20/2018	1,260,0004	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	143,677	70,635	73,042
Total unrealized appreciation					316,340

(e)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(f)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparty:
1	Credit Suisse
2	UBS AG
3	The Goldman Sachs & Co.
4	Bank of America
As of December 31, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	2,940,000	USD	4,037,478	1/15/2014	(7,055)	Citigroup, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments(g)
Corporate Bonds	$—	$310,883,885	$—	$310,883,885
Loan Participations and Assignments	—	62,746,602	—	62,746,602
Preferred Stock	—	739,272	—	739,272
Short-Term Investments	1,454,396	—	—	1,454,396
Derivative(h)
Credit Default Swaps Contracts	—	316,340	—	316,340
Total	$1,454,396	$374,686,099	$—	$376,140,495

Liabilities
Unfunded Loan Commitment	—	(1,388)	—	(1,388)
Derivative(h)
Forward Foreign Currency Contracts	$—	$(7,055)	$—	$(7,055)
Total	$—	$(8,443)	$—	$(8,443)

There have been no transfers between fair value measurement levels during the period ended December 31, 2013.

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$316,340	$—
Foreign Exchange Contracts	$—	$(7,055)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Opportunities Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2014